TANGIBLE AND INTANGIBLE ASSETS (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
Depreciation expense	$ 21,659	$ 10,307	$ 61,093	$ 22,101
Amortization expense	$ 7,814	$ 5,956	$ 24,164	$ 10,466